BANK BORROWINGS (Details Narrative)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Minimum [Member]
Annual interest rate	2.50%	3.50%
Terms of repayments	12	12
Maximum [Member]
Terms of repayments	5	5